Earnings Per Share	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted income per share includes the additional weighted effect of dilutive securities outstanding during the period, which includes nonvested restricted stock, RSUs, P-Units, share options and SARs granted under share-based compensation plans. The effect of share equivalents is not included in the computation for periods in which a net loss occurs because to do so would be anti-dilutive.
A reconciliation of net income for diluted income per share is set forth below (in millions):

	Three months ended March 31,
	2018	2017
Net income (loss)	$(112.3)	$10.3
Income allocated to non-vested share awards	—	(0.9)
Net income - adjusted for income allocated to non-vested share awards	$(112.3)	$9.4

A reconciliation of shares for basic and diluted income per share is set forth below (in millions):

	Three months ended March 31,
	2018	2017
Average common shares outstanding	126.5	125.7
Effect of dilutive securities - share-based compensation	—	1.7
Average shares for diluted computations	126.5	127.4

Share options, SARs, nonvested restricted stock, P-Units and RSUs granted under share-based compensation plans are anti-dilutive and excluded from diluted earnings per share when the hypothetical number of shares that could be repurchased under the treasury stock method exceeds the number of shares that can be exercised, or when the Company reports a net loss from continuing operations. Anti-dilutive shares, which could potentially dilute earnings per share in the future, are set forth below (in millions):

	Three months ended March 31,
	2018	2017
Share options and appreciation rights	1.5	1.5
Nonvested restricted shares and restricted share units	4.6	1.4
Total potentially dilutive shares	6.1	2.9